Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Disaggregated Revenue

The composition of the Company’s net revenues recognized during the year ended December 31, 2019 and the nine-month period ended December 31, 2018, disaggregated by source and nature, are as follows:

	Year ended December 31, 2019	Nine-months ended December 31, 2018
By Sales Channel:
Direct to consumer	$443,916	$67,806
Wholesale	793,284	157,448
License Revenue	31,788	-
	$1,268,988	$225,254

By Geographic Territory:
California	$766,469	$156,974
Other states	477,139	68,280
International	25,380	-
	$1,268,988	$225,254